Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt [Abstract]
Long-term debt
		December 31,
		2016	2015
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	$15,520	$17,780
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	8,620	11,420
(c)	Eton, Benmore and Ingram	14,555	16,043
(d)	Tasman and Santon	8,705	9,929
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	39,090	42,518
(f)	Andros, Dilos, Ios, Sifnos, Tinos	16,854	21,128
(g)	Kassos, Tilos, Halki, Symi	21,663	23,627
(h)	Aegean III, VIII	-	341
(i)	Aegean Barges	679	977
(j)	Seatra	3,685	4,233
(k)	Overdraft facility under senior secured credit facility dated 3/21/2014	3,230	3,786
(l)	Senior convertible notes due 2018	87,923	120,569
(m)	Senior convertible notes due 2021	130,342	-
(n)	Trade credit facility dated 9/16/2016	75,000	75,000
(o)	Term loan facility agreement dated 10/7/2015	112,324	119,812
(p)	Secured term loan dated 3/21/2016	7,042	-
Less:	Deferred financing costs	(8,960)	(6,645)
Total		536,272	460,518
Less: Current portion		(33,495)	(26,398)
Long-term portion		$502,777	$434,120

Principal payments
Amount
2017	$33,495
2018	214,545
2019	78,418
2020	41,047
2021	169,866
Thereafter	34,146
Total principal payments	571,517
Less: Unamortized portion of notes' discount	(26,285)
Total long-term debt	$545,232